EBI-Q1

Quarterly Report
May 31, 2026
MFS®  Blended Research®
International Equity ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 0.4%
MTU Aero Engines Holding AG	3,857	$1,409,475
Alcoholic Beverages – 1.4%
Ambev S.A., ADR (l)	841,670	$2,701,761
Pernod Ricard S.A.	21,120	1,562,311
		$4,264,072
Apparel, Footwear, & Accessories – 1.4%
Burberry Group PLC (a)	69,364	$1,101,333
Christian Dior S.A.	1,717	896,412
Compagnie Financiere Richemont S.A.	5,090	1,101,404
LVMH Moet Hennessy Louis Vuitton SE	2,470	1,362,861
		$4,462,010
Auto & Auto Components – 1.8%
Compagnie Generale des Etablissements Michelin	21,560	$792,400
Mahindra & Mahindra Ltd.	33,913	1,087,215
Maruti Suzuki India Ltd.	3,807	526,048
PT Astra International Tbk	4,229,503	1,183,409
Suzuki Motor Corp.	170,551	2,113,348
		$5,702,420
Brokerage & Asset Managers – 0.8%
Brookfield Corp.	35,978	$1,640,237
Nomura Holdings, Inc.	110,422	890,919
		$2,531,156
Business Services – 3.5%
CGI, Inc.	11,448	$798,842
Infosys Technologies Ltd., ADR (l)	138,752	1,755,213
ISS A/S	62,662	2,579,725
Kanzhun Ltd., ADR	38,497	522,404
Otsuka Corp.	42,733	775,159
Recruit Holdings Co. Ltd.	10,982	728,847
Scout24 AG	23,269	1,960,934
Tata Consultancy Services Ltd.	74,157	1,763,297
		$10,884,421
Chemicals – 0.8%
FUJIFILM Holdings Corp.	27,899	$581,926
Sime Darby Berhad	1,068,777	560,670
UPL Ltd.	162,954	1,106,029
Yara International A.S.A.	8,009	435,510
		$2,684,135
Conglomerates – 0.8%
SK Square Co. Ltd.	3,245	$2,655,000
Construction – 1.7%
Anhui Conch Cement Co. Ltd.	637,267	$1,547,447
Compagnie de Saint-Gobain S.A.	22,495	2,053,399
LIXIL Corp.	42,733	452,511
Techtronic Industries Co. Ltd.	82,384	1,222,583
		$5,275,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 0.6%
IG Group Holdings PLC	72,420	$1,750,628
Electrical Equipment – 1.1%
Contemporary Amperex Technology Co. Ltd., “A”	7,100	$444,763
Legrand S.A.	3,817	657,360
Mitsubishi Electric Corp.	12,294	506,226
Siemens Energy AG	4,241	807,499
Signify N.V.	38,933	945,466
		$3,361,314
Energy - Independent – 4.8%
Bharat Petroleum Corp. Ltd.	172,716	$541,965
Cenovus Energy, Inc.	146,041	4,026,351
Eni S.p.A.	83,421	2,192,219
MOL Hungarian Oil & Gas PLC	113,401	1,440,339
Orlen S.A.	27,871	1,089,403
PetroChina Co. Ltd.	2,598,258	3,610,488
TotalEnergies SE	25,884	2,269,766
		$15,170,531
Engineering - Construction – 2.0%
Doosan Bobcat, Inc.	18,733	$804,263
Eiffage S.A.	4,958	721,431
JGC Corp.	99,000	1,696,051
Samsung E&A Co. Ltd.	20,236	710,341
VINCI S.A.	16,913	2,466,901
		$6,398,987
Entertainment & Leisure – 3.3%
Naspers Ltd.	11,024	$579,333
NetEase, Inc., ADR	18,722	2,299,436
Sankyo Co. Ltd.	42,733	432,924
Sony Group Corp.	127,818	2,763,979
Tencent Holdings Ltd., ADR	60,917	3,326,068
Yamaha Corp.	120,551	875,001
		$10,276,741
Food & Beverages – 0.7%
Arca Continental S.A.B. de C.V.	40,629	$527,589
AVI Ltd.	129,941	755,685
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	133,200	529,765
JBS N.V., “A”	38,489	479,958
		$2,292,997
Food & Drug Stores – 1.7%
Jeronimo Martins SGPS S.A.	91,432	$1,936,696
Sugi Holdings Co. Ltd.	42,733	738,534
Tesco PLC	482,958	2,798,018
		$5,473,248
Global Systemically Important Banks – 9.3%
Barclays PLC	641,025	$3,953,337
BNP Paribas S.A.	46,142	5,002,571
China Construction Bank Corp.	2,550,980	2,763,570
Industrial & Commercial Bank of China, “H”	607,300	514,549
ING Groep N.V.	150,835	4,697,435
Mizuho Financial Group, Inc.	42,733	1,930,518
Société Générale S.A.	8,891	742,836
Toronto-Dominion Bank	44,115	5,010,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – continued
UBS Group AG	94,313	$4,475,502
		$29,090,900
Hardware, Peripherals, & Assembly – 5.3%
Hon Hai Precision Industry Co. Ltd.	137,421	$1,267,806
Lenovo Group Ltd.	1,323,883	4,054,306
NEC Corp.	42,733	1,100,892
Samsung Electronics Co. Ltd.	5,523	1,161,772
SK hynix, Inc.	5,530	8,561,042
Wix.com Ltd. (a)(l)	7,575	424,655
		$16,570,473
Insurance – 3.5%
AIA Group Ltd.	365,652	$3,837,599
Manulife Financial Corp.	66,002	2,520,616
Sompo Holdings, Inc.	90,203	3,374,435
Zurich Insurance Group AG	1,696	1,210,265
		$10,942,915
Machinery & Tools – 1.8%
Delta Electronics, Inc.	14,785	$1,153,990
Finning International, Inc.	11,448	864,672
GEA Group AG	45,718	2,956,897
KONE Oyj, “B”	9,751	583,009
		$5,558,568
Media – 0.5%
Spotify Technology S.A. (a)	919	$457,368
Tencent Music Entertainment Group, ADR	105,416	971,936
		$1,429,304
Medical & Health Technology & Services – 0.7%
Fresenius Medical Care AG	14,965	$649,158
M3, Inc.	163,633	1,463,055
		$2,112,213
Medical Equipment – 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	86,402	$1,929,454
Smith & Nephew PLC	118,114	1,767,202
		$3,696,656
Metals & Mining – 7.5%
Agnico Eagle Mines Ltd.	7,211	$1,320,695
Evolution Mining Ltd.	53,755	469,046
Gold Fields Ltd., ADR	22,495	896,651
Itochu Corp.	106,967	1,299,938
Kinross Gold Corp.	137,526	4,150,535
Marubeni Corp.	42,733	1,394,159
OceanaGold Corp.	57,938	1,749,928
Rio Tinto PLC	58,845	6,314,365
Sumitomo Corp.	20,841	928,956
Toyota Tsusho Corp.	91,971	4,001,877
Vale S.A., ADR	70,717	1,149,151
		$23,675,301
Natural Gas - Pipeline – 1.0%
APA Group	454,387	$3,292,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.3%
Accton Technology Corp.	25,713	$1,994,624
LM Ericsson Telephone Co., “B”	149,858	1,949,285
		$3,943,909
Non-Global Systemically Important Banks – 8.6%
ABSA Group Ltd.	35,115	$513,547
AIB Group PLC	261,377	3,079,188
Banco Bilbao Vizcaya Argentaria S.A.	177,371	4,160,467
Banco de Chile	3,395,886	639,695
BPER Banca S.p.A.	244,296	3,310,512
China Merchants Bank Co. Ltd.	249,511	1,499,569
Credicorp Ltd.	4,241	1,453,094
Grupo Financiero Banorte S.A. de C.V.	158,247	1,650,198
Itau Unibanco Holding S.A., ADR	61,582	485,266
KB Financial Group, Inc., ADR	13,148	1,333,733
NatWest Group PLC	518,328	4,184,005
Oversea-Chinese Banking Corp. Ltd.	85,410	1,565,989
Raiffeisen International Bank Holding AG	15,667	903,100
Shinhan Financial Group Co. Ltd., ADR	33,917	2,139,824
		$26,918,187
Oil Services – 0.5%
Tenaris S.A.	55,932	$1,702,087
Pharmaceuticals & Biotechnology – 4.7%
Astellas Pharma, Inc.	148,617	$2,130,365
Bayer AG	11,370	484,460
GSK PLC	62,352	1,579,885
Novartis AG	35,998	5,433,712
Roche Holding AG	5,056	2,133,035
Sanofi S.A.	33,842	2,971,945
		$14,733,402
Real Estate – 1.6%
Charter Hall Group, REIT	74,862	$1,096,588
Emaar Properties PJSC	350,383	1,123,713
Scentre Group Ltd., REIT	1,070,496	2,946,876
		$5,167,177
Retail & E-commerce – 2.1%
Aritzia, Inc. (a)	18,165	$2,039,635
Dollarama, Inc.	23,344	2,985,201
PDD Holdings, Inc., ADR (a)	6,787	573,094
Shimamura Co. Ltd.	19,812	409,513
Vipshop Holdings Ltd., ADR	35,115	499,335
		$6,506,778
Semiconductor & Electronic Components – 10.4%
Advantest Corp.	6,225	$1,022,875
ASML Holding N.V.	5,090	8,221,523
Dai Nippon Printing Co. Ltd.	155,415	2,703,527
MediaTek, Inc.	8,864	1,219,576
Renesas Electronics Corp.	60,566	1,711,280
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,451	16,508,271
Tokyo Electron Ltd.	4,202	1,383,034
		$32,770,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 1.3%
Check Point Software Technologies Ltd. (a)	13,568	$1,832,358
Kingsoft Corp.	426,305	1,152,132
RAKUS Co. Ltd.	90,966	574,874
Shopify, Inc. (a)	3,393	402,783
		$3,962,147
Telecom Services – 1.3%
KDDI Corp.	127,818	$2,197,781
LG Uplus Corp.	96,481	1,032,673
PT Telkom Indonesia (Persero) Tbk	56,317	924,725
		$4,155,179
Tobacco – 1.9%
British American Tobacco PLC	79,948	$4,942,944
Imperial Brands PLC	28,295	1,027,307
		$5,970,251
Transportation & Logistics – 0.4%
Yangzijian Shipbuilding Holdings Ltd.	469,132	$1,338,014
Travel, Gaming, & Lodging – 1.8%
Aristocrat Leisure Ltd.	14,417	$519,147
H World Group Ltd., ADR	30,513	1,369,729
Japan Airlines Corp.	48,346	831,594
OPAP S.A.	43,282	635,848
Ryanair Holdings PLC	74,862	2,194,327
		$5,550,645
Utilities – 2.5%
AXIA Energia	226,809	$2,357,315
CLP Holdings Ltd.	166,570	1,625,975
E.ON SE	70,418	1,494,867
ENGIE S.A.	74,013	2,285,122
		$7,763,279
Total Common Stocks		$301,442,581
Preferred Stocks – 2.5%
Hardware, Peripherals, & Assembly – 2.5%
Samsung Electronics Co. Ltd.	58,860	$7,909,190
Mutual Funds – 1.2%
Money Market Funds – 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	3,798,910	$3,798,910
Collateral for Securities Loaned – 1.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	4,131,075	$4,131,075

Other Assets, Less Liabilities – (1.0)%		(3,015,905)
Net Assets – 100.0%		$314,265,851

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$309,351,771	$—	$—	$309,351,771
Investment Companies	7,929,985	—	—	7,929,985
Total	$317,281,756	$—	$—	$317,281,756
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Japan	13.1%
United Kingdom	9.4%
Canada	8.8%
South Korea	8.4%
China	8.2%
France	7.6%
Taiwan	7.0%
Switzerland	4.6%
Netherlands	4.4%
Other Countries	28.5%